BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	$ 193,026	$ 0
Additions	123,280	445,616
Settlements	(187,895)	(59,831)
Change in fair value	(41,859)	(192,759)
Ending balance	$ 86,552	$ 193,026